Short-term borrowings and long-term debt	12 Months Ended
Mar. 31, 2011
Short-term borrowings and long-term debt [Abstract]
Short-term borrowings and long-term debt

11.	Short-term borrowings and long-term debt

Short-term borrowings are comprised of the following:

	Yen in millions
	March 31
	2010	2011

Unsecured loans:
with a weighted-average interest rate of 3.08%	38,785
with a weighted-average interest rate of 4.40%		43,737
Secured call money:
with a weighted-average interest rate of 0.15%	10,000
with a weighted-average interest rate of 0.11%		10,000

	48,785	53,737

At March 31, 2011, securities investments with a book value of 10,651 million yen were pledged as collateral for 10,000 million yen of call money, by subsidiaries in the Financial Services segment. In addition, marketable securities with a book value of 131,932 million yen were pledged as collateral for cash settlements, variation margins of futures markets and certain other purposes at March 31, 2011.

Long-term debt is comprised of the following:

	Yen in millions
	March 31
	2010	2011

Unsecured loans, representing obligations principally to banks:
Due 2010 to 2020, with interest rates ranging from 0.20% to 4.50% per annum	563,465
Due 2011 to 2018, with interest rates ranging from 0.20% to 4.50% per annum		441,976
Unsecured 2.04% bonds, due 2010, net of unamortized discount	49,999
Unsecured 0.80% bonds, due 2010, net of unamortized discount	49,999
Unsecured 1.52% bonds, due 2011, net of unamortized discount	49,999	50,000
Unsecured 1.16% bonds, due 2012, net of unamortized discount	39,993	39,996
Unsecured 1.52% bonds, due 2013, net of unamortized discount	34,999	34,999
Unsecured 1.57% bonds, due 2015, net of unamortized discount	29,988	29,991
Unsecured 1.75% bonds, due 2015, net of unamortized discount	24,996	24,996
Unsecured 2.35% bonds, due 2010	4,900
Unsecured 1.17% bonds, due 2011	10,500	10,500
Unsecured 0.95% bonds, due 2012	60,000	60,000
Unsecured 1.40% bonds, due 2013	10,700	10,700
Unsecured 1.30% bonds, due 2014	110,000	110,000
Unsecured 2.00% bonds, due 2018	16,300	16,300
Unsecured 2.07% bonds, due 2019	50,000	50,000
Capital lease obligations:
Due 2010 to 2021 with interest rates ranging from 0.01% to 7.77% per annum	35,013
Due 2011 to 2021 with interest rates ranging from 0.03% to 9.09% per annum		24,673
Guarantee deposits received	19,178	17,718

	1,160,029	921,849
Less — Portion due within one year	235,822	109,614

	924,207	812,235

In June 2009, Sony entered into unsecured syndicated loans totaling 162,500 million yen having three, five and seven year maturity terms. The proceeds were used for the repayment of a previously entered into syndicated loan of 80,000 million yen which matured in June 2009 and for general business activities, including working capital requirements. In addition, Sony entered into a 1,000 million U.S. dollar unsecured long-term bank loan in July 2009 with a three year term.

There are no significant adverse debt covenants or cross-default provisions related to the above borrowings.

Aggregate amounts of annual maturities of long-term debt are as follows:

Fiscal year ending March 31	Yen in millions

2012	109,614
2013	277,679
2014	117,397
2015	210,052
2016	77,978
Later years	129,129

Total	921,849

At March 31, 2011, Sony had unused committed lines of credit amounting to 782,616 million yen and can generally borrow up to 180 days from the banks with whom Sony has committed line contracts. Furthermore, at March 31, 2011, Sony has commercial paper programs, the size of which was 1,082,050 million yen. Sony can issue commercial paper for a period generally not in excess of 270 days up to the size of the programs.